FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2021
ANDAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Intangible assets, fair value	$ 1,000,000
Level 2 | Alesta Tx | Convertible loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available-for-sale debt securities			$ 1,385,000
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Non-financial assets, measured at fair value		$ 0
Non-recurring | Level 3 | ANDAs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Carrying amount	9,700,000
Intangible assets, fair value	1,000,000.0
Impairment of intangible assets	$ 8,700,000